SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]	The movement for goodwill is as follow:
	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Balance at beginning of year	16,665	11,973	11,973
Additions	-	-	-
Written off	(4,692)	-	-

	11,973	11,973	11,973